Leases and subleases - Schedule of Short-term and Long-term Portion of Lease Liability (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Presentation of leases for lessee [abstract]
Short-term portion of lease liability	$ 3,584	$ 3,579
Long-term portion of lease liability	11,087	14,671
Total lease liability	$ 14,671	$ 18,250	$ 21,644